Variable Interest Entities (Narrative) (Detail) - Consolidation of Certain Variable Interest Entities [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2017	Apr. 01, 2016
Investment Funds [Member]
Variable Interest Entity [Line Items]
Net increase in the consolidated assets		¥ 628,236
Net increase in the consolidated liabilities		32,254
Noncontrolling Interests [Member]
Variable Interest Entity [Line Items]
Cumulative effect of change on Equity	¥ 595,982
Noncontrolling Interests [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Cumulative effect of change on Equity		595,982
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member]
Variable Interest Entity [Line Items]
Cumulative effect of change on Equity	¥ (3,873)
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Cumulative effect of change on Equity		¥ (3,873)